Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Hutchmed Share Option Scheme
Share-based Compensation
Schedule of share option activity and related information

			Weighted average
	Number of	Weighted average	remaining	Aggregate
	share	exercise price in	contractual life	intrinsic value
	options	US$ per share	(years)	(in US$’000)
Outstanding at January 1, 2020	19,432,560	4.48	6.67	24,316
Granted	15,437,080	4.66
Exercised	(480,780)	1.23
Cancelled	(4,486,200)	5.02
Expired	(741,670)	6.46
Outstanding at December 31, 2020	29,160,990	4.49	7.21	53,990
Granted	10,174,840	5.96
Exercised	(815,190)	3.01
Cancelled	(1,287,650)	5.50
Expired	(42,400)	5.52
Outstanding at December 31, 2021	37,190,590	4.88	7.04	82,377
Granted (note)	7,680,820	2.26
Exercised	(244,490)	1.98
Cancelled	(3,849,905)	5.19
Expired	(1,255,620)	5.66
Outstanding at December 31, 2022	39,521,395	4.34	6.55	11,525
Vested and exercisable at December 31, 2021	16,077,770	4.24	4.91	46,491
Vested and exercisable at December 31, 2022	21,113,285	4.57	4.80	6,288

Note: Includes 861,220 share options (represented by 172,244 ADS) granted to an executive director in May 2022 where the number of share options exercisable is subject to a performance target based on a market condition covering the 3-year period from 2022 to 2024 which has been reflected in estimating the grant date fair value. The grant date fair value of such awards is US$0.24 per share using the Polynomial model. Vesting of such award will occur in March 2025.

Schedule of fair value of share options granted

	Year Ended December 31,
	2022	2021	2020
Weighted average grant date fair value of share options (in US$ per share)	0.85	2.24	1.76
Significant inputs into the valuation model (weighted average):
Exercise price (in US$ per share)	2.26	5.96	4.66
Share price at effective date of grant (in US$ per share)	2.22	5.91	4.66
Expected volatility (note (a))	46.7%	41.1%	42.6%
Risk-free interest rate (note (b))	2.98%	1.62%	0.59%
Contractual life of share options (in years)	10	10	10
Expected dividend yield (note (c))	0%	0%	0%

Notes:

(a)	The Company calculated its expected volatility with reference to the historical volatility prior to the issuances of share options.
(b)	For share options exercisable into ADS, the risk-free interest rates reference the U.S. Treasury yield curves because the Company’s ADS are currently listed on the NASDAQ and denominated in US$. For share options exercisable into ordinary shares, the risk-free interest rates reference the sovereign yield of the United Kingdom because the Company’s ordinary shares are currently listed on AIM and denominated in £.
(c)	The Company has not declared or paid any dividends and does not currently expect to do so prior to the exercise of the granted share options, and therefore uses an expected dividend yield of zero in the Polynomial model.

Schedule of share option exercises

	Year Ended December 31,
	2022	2021	2020

	(in US$’000)
Cash received from share option exercises	174	2,452	593
Total intrinsic value of share option exercises	92	2,999	2,475

Schedule of share-based compensation expenses

	Year Ended December 31,
	2022	2021	2020

	(in US$’000)
Research and development expenses	4,803	8,460	4,061
Selling and administrative expenses	1,803	7,783	4,586
Cost of revenues	130	122	90
	6,736	16,365	8,737

LTIP
Share-based Compensation
Schedule of granted awards

	Maximum cash amount	Covered	Performance target
Grant date	(in US$ millions)	financial years	determination date
April 20, 2020	5.3	2019	note (a)
April 20, 2020	37.4	2020	note (b)
April 20, 2020	1.9	note (c)	note (c)
April 20, 2020	0.2	note (d)	note (d)
August 12, 2020	2.1	2020	note (b)
August 12, 2020	0.3	note (c)	note (c)
March 26, 2021	57.3	2021	note (b)
September 1, 2021	7.3	2021	note (b)
September 1, 2021	0.5	note (c)	note (c)
October 20, 2021	1.7	note (c)	note (c)
December 14, 2021	0.1	note (c)	note (c)
December 14, 2021	0.1	note (d)	note (d)
May 23, 2022	60.4	2022	note (b)
September 13, 2022	3.8	2022	note (b)
September 13, 2022	1.7	note (c)	note (c)

Notes:

(a)	This award does not stipulate performance targets and vesting occurs two business days after the announcement of the Group’s annual results for the financial year falling two years after the covered financial year to which the LTIP award relates.
(b)	The annual performance target determination date is the date of the announcement of the Group’s annual results for the covered financial year and vesting occurs two business days after the announcement of the Group’s annual results for the financial year falling two years after the covered financial year to which the LTIP award relates.
(c)	This award does not stipulate performance targets and is subject to a vesting schedule of 25% on each of the first, second, third and fourth anniversaries of the date of grant.
(d)	This award does not stipulate performance targets and will be vested on the first anniversary of the date of grant.

Schedule of treasury shares (in the form of ordinary shares or ADS of the Company) held by the Trustee

	Number of	Cost
	treasury shares	(in US$’000)
As at January 1, 2020	941,310	6,079
Purchased	3,281,920	12,904
Vested	(712,555)	(4,828)
As at December 31, 2020	3,510,675	14,155
Purchased	4,907,045	27,309
Vested	(278,545)	(1,450)
As at December 31, 2021	8,139,175	40,014
Purchased	14,028,465	48,084
Vested	(2,566,265)	(12,034)
As at December 31, 2022	19,601,375	76,064

Schedule of share-based compensation expenses

	Year Ended December 31,
	2022	2021	2020

	(in US$’000)
Research and development expenses	16,101	16,880	7,252
Selling and administrative expenses	7,376	8,451	3,552
Cost of revenues	373	294	101
	23,850	25,625	10,905
Recorded with a corresponding credit to:
Liability	6,216	14,263	7,778
Additional paid-in capital	17,634	11,362	3,127
	23,850	25,625	10,905